Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,710,017	$ 2,506,086
Less accumulated amortization on:
Accumulated amortization of intangible assets	964,594	762,195
Less accumulated impairment on:
Accumulated impairment of intangible assets	543,219	219,074
Intangible assets, net	1,202,204	1,524,817
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	176,225	170,349
Less accumulated amortization on:
Accumulated amortization of intangible assets	69,407	56,700
Less accumulated impairment on:
Accumulated impairment of intangible assets	8,464	344
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	805,697	755,768
Less accumulated amortization on:
Accumulated amortization of intangible assets	371,555	288,521
Less accumulated impairment on:
Accumulated impairment of intangible assets	84,947	83,239
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,692,838	1,548,474
Less accumulated amortization on:
Accumulated amortization of intangible assets	505,732	398,304
Less accumulated impairment on:
Accumulated impairment of intangible assets	449,808	135,491
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	35,257	31,495
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 17,900	$ 18,670